Goodwill, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill, net
Schedule of Goodwill, net

Amount
RMB
Balance as of January 1, 2020	—
Additions	31,188
Balance as of December 31, 2020	31,188
Impairment loss	(31,188)
Balance as of December 31, 2021	—